Oppenheimer Senior Floating Rate Fund
                              6803 South Tucson Way
                            Englewood, Colorado 80112

Via EDGAR


September 8, 1999

U.S. Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

         Re:      Oppenheimer Senior Floating Rate Fund
                  File Nos. 333-82579; 811-9373

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Oppenheimer Senior Floating Rate Fund (the "Registrant"), whose Registration Statement on Form N-2 was declared effective by the Commission September 7, 1999, hereby certifies that the form of Prospectus and Statement of Additional Information of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement of the Registrant, which was Pre-Effective Amendment No.2 to the Registration Statement of Registrant filed with the Commission September 3, 1999, under the 1933 Act, and furthermore that the text of that Pre-Effective Amendment No. 2 has been filed electronically with the Commission.

                                Very truly yours,

                                Oppenheimer Senior Floating Rate Fund

                                By:  /s/ Robert G. Zack
                                   -----------------------
                                    Robert G. Zack
                                    Assistant Secretary

cc:      Allan B. Adams, Esq.